Redeemable Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares Authorized	105,500,526	105,500,526	105,500,526
Shares Issued	99,608,293	96,252,623	92,613,015
Shares Outstanding	99,608,293	96,252,623	92,613,015
Aggregate Liquidation Preference	$ 834,679	$ 769,679	$ 699,179
Net Carrying Value	$ 845,931	$ 768,312	$ 698,452
Series Seed-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	6,950,729	6,950,729	6,950,729
Shares Issued	6,950,729	6,950,729	6,950,729
Shares Outstanding		6,950,729	6,950,729
Original Issue Price	0.6167	0.6167	0.6167
Aggregate Liquidation Preference	$ 4,287	$ 4,287	$ 4,287
Net Carrying Value	$ 4,287	$ 4,287	$ 4,287
Series Seed-2 Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	12,298,893	12,298,893	12,298,893
Shares Issued	12,298,893	12,298,893	12,298,893
Shares Outstanding		12,298,893	12,298,893
Original Issue Price	0.6167	0.6167	0.6167
Aggregate Liquidation Preference	$ 7,585	$ 7,585	$ 7,585
Net Carrying Value	$ 7,585	$ 7,585	$ 7,585
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	21,418,756	21,418,756	21,418,756
Shares Issued	21,418,756	21,418,756
Shares Outstanding		21,418,756	21,418,756
Original Issue Price	0.7594	0.7594	0.7594
Aggregate Liquidation Preference	$ 16,265	$ 16,265	$ 16,265
Net Carrying Value	$ 16,040	$ 16,040	$ 16,040
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	22,652,737	22,652,737	22,652,737
Shares Issued	22,444,315	22,444,315	22,444,315
Shares Outstanding		22,444,315	22,444,315
Original Issue Price	4.4383	4.4383	4.4383
Aggregate Liquidation Preference	$ 99,615	$ 99,615	$ 99,615
Net Carrying Value	$ 99,398	$ 99,398	$ 99,398
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	42,179,411	42,179,411	42,179,411
Shares Issued	36,495,600	33,139,930	29,500,322
Shares Outstanding		33,139,930	29,500,322
Original Issue Price	19.3702	19.3702	19.3702
Aggregate Liquidation Preference	$ 706,927	$ 641,927	$ 571,427
Net Carrying Value	$ 718,621	$ 641,002	$ 571,142